UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3495

                           Scudder Money Market Trust
                           --------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Money Market Series
Investment Portfolio as of February 28, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------

                                                                                Principal
                                                                                Amount ($)        Value ($)
                                                                         ----------------------------------

Certificates of Deposit and Bank Notes 31.9%
ABN AMRO Bank NV, 1.93%, 3/3/2005                                          38,000,000           38,000,000
Bank of America NA, 2.48%, 3/23/2005                                      100,000,000          100,000,000
Bank of Montreal, 2.54%, 3/23/2005                                        150,000,000          150,000,000
Bank Tokyo-Mitsubishi, 2.55%, 3/22/2005                                   153,500,000          153,500,000
Barclays Bank PLC, 1.92%, 3/7/2005                                         50,000,000           50,000,000
BNP Paribas:
2.5%, 3/22/2005                                                            35,000,000           35,000,000
3.02%, 9/20/2005                                                          110,000,000          109,981,412
Calyon:
3.02%, 9/20/2005                                                          110,000,000          109,981,412
3.27%, 3/6/2006                                                            20,000,000           20,000,000
Citibank NA, 2.51%, 4/4/2005                                               43,000,000           43,000,000
Credit Suisse First Boston:
2.54%, 3/22/2005                                                          135,000,000          135,000,000
2.55%, 3/4/2005                                                            35,000,000           35,000,000
2.55%, 3/22/2005                                                           60,000,000           60,000,000
Depfa Bank PLC:
1.92%, 3/3/2005                                                            50,000,000           50,000,000
2.55%, 3/2/2005                                                            50,000,000           50,000,000
3.22%, 2/6/2006                                                            87,000,000           87,000,000
First Tennessee Bank NA, 2.58%, 3/23/2005                                 100,000,000          100,000,000
HBOS Treasury Services PLC:
1.93%, 3/3/2005                                                           100,000,000          100,000,000
2.97%, 8/18/2005                                                          150,000,000          150,000,000
3.23%, 2/14/2006                                                           45,000,000           44,994,411
3.27%, 3/6/2006                                                            70,000,000           70,000,000
HSH Nordbank AG, 2.58%, 6/7/2005                                           25,000,000           25,000,000
Istituto Bancario San Paolo, 2.505%, 3/22/2005                             35,000,000           35,000,102
LaSalle Bank NA, 2.9%, 8/1/2005                                            50,000,000           50,000,000
Natexis Banque Populaires:
2.55%, 3/22/2005                                                          180,000,000          180,000,000
2.55%, 4/29/2005                                                           94,500,000           94,500,000
Nationwide Building Society:
2.57%, 3/21/2005                                                           50,000,000           50,000,554
2.57%, 3/22/2005                                                           50,000,000           50,000,581
Northern Rock PLC:
2.02%, 3/10/2005                                                           30,000,000           29,995,945
2.02%, 3/11/2005                                                           50,000,000           49,992,490
Royal Bank Canada, 1.21%, 3/14/2005                                       191,200,000          191,148,687
Societe Generale:
2.48%, 3/22/2005                                                           50,000,000           50,000,000
2.955%, 8/8/2005                                                          121,000,000          121,002,649
3.265%, 3/3/2006                                                           85,000,000           85,000,000
Toronto Dominion Bank:
2.27%, 3/9/2005                                                            65,000,000           65,000,000
2.505%, 5/27/2005                                                         100,000,000          100,001,193
UniCredito Italiano SpA, 2.5%, 3/22/2005                                  125,000,000          125,000,000
US Bank NA, 1.2%, 3/28/2005                                                35,000,000           34,980,303
Wells Fargo Bank NA, 2.52%, 3/18/2005                                     250,000,000          249,998,821
                                                                                            --------------
Total Certificates of Deposit and Bank Notes (Cost $3,278,078,560)                           3,278,078,560

Commercial Paper** 31.5%
American General Finance Corp., 2.61%, 3/1/2005                            74,610,000           74,610,000
Apreco LLC, 2.54%, 3/23/2005                                              100,000,000           99,844,777
British Transco Capital, Inc.:
2.54%, 3/8/2005                                                            80,979,000           80,939,006
2.55%, 3/24/2005                                                           40,000,000           39,934,833
CIT Group, Inc.:
1.96%, 3/21/2005                                                           30,000,000           29,967,334
2.37%, 4/4/2005                                                            20,000,000           19,955,422
2.39%, 4/5/2005                                                            20,000,000           19,953,722
Compass Securitization LLC, 2.54%, 3/14/2005                               37,122,000           37,087,951
Dorada Finance, Inc., 2.48%, 3/24/2005                                     24,000,000           23,961,973
Falcon Asset Securitization Corp.:
2.54%, 3/14/2005                                                           56,343,000           56,291,321
2.54%, 3/23/2005                                                          101,000,000          100,843,225
General Electric Co., 2.63%, 3/1/2005                                      10,000,000           10,000,000
Giro Funding US Corp.:
2.535%, 3/17/2005                                                          25,000,000           24,971,833
2.545%, 3/16/2005                                                          25,500,000           25,472,960
2.57%, 3/24/2005                                                           75,000,000           74,876,854
Goldman Sachs Group, Inc., 3.31%, 3/3/2006                                 85,000,000           82,240,109
Grampian Funding Ltd., 2.46%, 3/22/2005                                    30,000,000           29,956,950
Greyhawk Funding LLC, 2.53%, 3/18/2005                                     87,000,000           86,896,059
Irish Life and Permanent PLC, 2.44%, 5/16/2005                             46,000,000           45,764,020
IXIS Commercial Paper Corp., 2.49%, 5/4/2005                              100,000,000           99,559,111
Jupiter Securitization Corp., 2.53%, 3/22/2005                            123,405,326          123,405,326
Lake Constance Funding LLC:
2.53%, 3/21/2005                                                           51,000,000           50,928,316
2.55%, 3/22/2005                                                          100,000,000           99,851,250
National Rural Utilities Cooperative Finance:
2.53%, 3/18/2005                                                           40,000,000           39,952,211
2.55%, 3/22/2005                                                           65,000,000           64,903,312
Park Avenue Receivables Co., LLC:
2.53%, 3/21/2005                                                           40,167,000           40,110,543
2.54%, 3/22/2005                                                           50,000,000           49,925,916
Perry Global Funding LLC:
Series A, 2.48%, 3/24/2005                                                 51,187,000           51,105,897
Series A, 2.55%, 3/22/2005                                                100,000,000           99,851,249
Series A, 2.63%, 4/8/2005                                                  25,000,000           24,930,861
Series A, 2.65%, 4/12/2005                                                 50,000,000           49,846,000
Preferred Receivables Funding Corp.:
2.54%, 3/22/2005                                                           55,000,000           54,918,508
2.54%, 3/23/2005                                                           85,400,000           85,267,440
Rabobank Nederland NV:
2.48%, 3/31/2005                                                          100,000,000           99,795,833
2.49%, 3/31/2005                                                           47,900,000           47,801,805
Ranger Funding Co., LLC, 2.53%, 3/1/2005                                   25,000,000           25,000,000
RWE AG, 2.55%, 3/22/2005                                                  100,000,000           99,851,250
SBC Communications, Inc.:
2.23%, 3/14/2005                                                           27,500,000           27,474,677
2.25%, 3/15/2005                                                           32,362,000           32,329,908
Scaldis Capital LLC:
2.535%, 3/21/2005                                                         135,000,000          134,809,874
2.54%, 3/7/2005                                                            41,000,000           40,982,643
2.56%, 3/23/2005                                                           77,546,000           77,424,684
2.6%, 3/29/2005                                                            40,000,000           39,919,111
2.61%, 3/29/2005                                                          150,000,000          149,695,500
Sheffield Receivables Corp.:
2.54%, 3/2/2005                                                            70,000,000           69,995,061
2.54%, 3/21/2005                                                           97,000,000           96,863,122
2.545%, 3/21/2005                                                         240,000,000          239,660,667
Societe Generale North America, Inc., 3.08%, 9/12/2005                     85,000,000           83,632,563
Swedish National Housing Finance Corp., 2.43%, 3/14/2005                   70,000,000           69,938,575
                                                                                            --------------
Total Commercial Paper (Cost $3,233,299,562)                                                 3,233,299,562

Floating Rate Notes* 17.7%
American Express Centurion Bank, 2.59%, 9/1/2005                           50,000,000           50,009,571
American General Finance Corp., 144A, 2.59%, 1/6/2006                      50,000,000           50,000,000
American Honda Finance Corp., 144A, 2.72%, 5/6/2005                        30,000,000           30,000,000
Associates Corp. of North America, 2.649%, 6/27/2005                       40,000,000           40,000,000
Beta Finance, Inc.:
144A, 2.525%, 4/15/2005                                                    88,000,000           87,997,287
2.67%, 11/23/2005                                                          45,000,000           45,016,529
Canadian Imperial Bank of Commerce, 1.92%, 10/14/2005                     120,000,000          120,062,363
Depfa Bank PLC:
2.47%, 6/15/2005                                                           67,000,000           67,000,000
2.47%, 9/15/2005                                                           25,000,000           24,997,597
General Electric Capital Corp.:
2.615%, 3/15/2005                                                          25,000,000           25,001,568
2.76%, 5/12/2005                                                           15,000,000           15,004,483
2.84%, 3/21/2005                                                           12,500,000           12,501,668
Harris Trust & Savings Bank, 2.565%, 2/2/2006                              30,000,000           29,998,611
HBOS Treasury Services PLC:
2.53%, 3/14/2005                                                           50,000,000           50,001,896
2.77%, 7/29/2005                                                           41,250,000           41,261,013
International Business Machines Corp., 2.56%, 3/8/2006                     50,000,000           50,000,000
Lehman Brothers Holdings, Inc., 2.76%, 12/23/2005                         100,000,000          100,097,283
Merrill Lynch & Co., Inc., 2.62%, 2/3/2009                                 60,000,000           60,000,000
Metropolitan Life Global Funding I, 2.521%, 3/17/2006                      30,000,000           30,015,260
Morgan Stanley:
1.15%, 3/25/2005                                                           80,000,000           80,000,000
2.58%, 7/1/2005                                                            20,000,000           20,000,335
2.58%, 2/3/2006                                                            50,000,000           50,000,000
2.63%, 11/15/2005                                                         100,000,000          100,000,000
2.64%, 5/24/2005                                                          100,000,000          100,000,000
2.66%, 2/3/2006                                                            40,000,000           40,000,000
Natexis Banque Populaires, 2.72%, 1/9/2006                                 40,000,000           40,027,473
National City Bank of Cleveland, 2.595%, 5/24/2005                         70,000,000           70,000,000
Northern Rock PLC, 144A, 2.66%, 7/13/2005                                  20,250,000           20,252,147
Pfizer, Inc., 144A, 2.55%, 10/7/2005                                       70,000,000           70,000,000
Rabobank Nederland NV, 2.6%, 3/2/2005                                      35,000,000           35,000,019
Royal Bank of Scotland PLC, 2.34%, 9/29/2005                               65,000,000           64,983,788
Societe Generale, 2.525%, 2/16/2006                                        25,000,000           24,993,992
SunTrust Bank NA, 2.59%, 4/1/2005                                         110,000,000          110,000,930
Tango Finance Corp., 144A, 2.63%, 2/10/2006                                25,000,000           24,997,687
Westpac Banking Corp., 2.38%, 9/9/2005                                     40,000,000           39,993,688
                                                                                            --------------
Total Floating Rate Notes* (Cost $1,819,215,188)                                             1,819,215,188

US Government Sponsored Agencies 1.5%
Federal Home Loan Mortgage Corp., 2.55%*, 10/7/2005                       100,000,000          100,000,000
Federal National Mortgage Association, 2.33%*, 12/9/2005                   50,000,000           49,976,430
                                                                                            --------------
Total US Government Sponsored Agencies (Cost $149,976,430)                                     149,976,430

Asset Backed 0.5%
Nissan Auto Receivables Owner Trust, "A1",
Series 2004-B, 1.64%, 7/15/2005                                               847,509              847,509
Permanent Financing PLC, "1A", Series 4, 2.54%*, 3/10/2005                 45,000,000           45,000,000
                                                                                            --------------
Total Asset Backed (Cost $45,847,509)                                                           45,847,509

Municipal Investments 0.1%
Maryland, Health & Higher Educational Facilities Authority
Revenue, Adventist Series B, 2.6%***, 1/1/2035,
LaSalle Bank NA (c)
(Cost $12,700,000)                                                         12,700,000           12,700,000
                                                                                            --------------
Funding Agreements 0.6%
New York Life Insurance Co., 2.0%*, 9/20/2005
(Cost $60,000,000)                                                         60,000,000           60,000,000
                                                                                            --------------
Promissory Notes 3.3%
Goldman Sachs Group, Inc.:
2.66%*, 8/10/2005                                                         117,000,000          117,000,000
2.71%*, 5/26/2005                                                         225,000,000          225,000,000
                                                                                            --------------
Total Promissory Notes (Cost $342,000,000)                                                     342,000,000

Short Term Notes 1.3%
Bear Stearns & Co., Inc., 2.71%*, 12/31/2005
(Cost $135,000,000)                                                       135,000,000          135,000,000
                                                                                            --------------

Time Deposit 10.2%
Credit Suisse First Boston, 2.52%, 3/1/2005                               250,000,000          250,000,000
Societe Generale, 2.52%, 3/1/2005                                         125,000,000          125,000,000
Toronto Dominion Bank, 2.52%, 3/1/2005                                    140,000,000          140,000,000
US Bank NA, 2.52%, 3/1/2005                                               230,000,000          230,000,000
UBS AG, 2.52%, 3/1/2005                                                   300,000,000          300,000,000
                                                                                            --------------
Total Time Deposit (Cost $1,045,000,000)                                                     1,045,000,000

Repurchase Agreements 1.3%
Bank of America, 2.64%, dated 2/28/2005, to be repurchased
at $112,008,213 on 3/1/2005 (a)                                           112,000,000          112,000,000
State Street Bank and Trust Co., 2.52%, dated 2/28/2005,
to be repurchased at $15,294,071 on 3/1/2005 (b)                           15,293,000           15,293,000
                                                                                            --------------
Total Repurchase Agreements (Cost $127,293,000)                                                127,293,000

                                                                                 % of
                                                                               Net Assets         Value ($)
                                                                               ----------         ---------

Total Investment Portfolio  (Cost $10,248,410,249)                               99.9       10,248,410,249
Other Assets and Liabilities, Net                                                 0.1           13,903,682
                                                                                            --------------
Net Assets                                                                      100.0       10,262,313,931
                                                                                            ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2005.

(a) Collateralized by $112,260,291 Federal National Mortgage Association, 5.5%, maturing on 5/1/2034 with a value of $114,240,001.

(b) Collateralized by:

Principal                                                                                  Maturity          Collateral
Amount ($)             Security                                                 Rate (%)     Date            Value ($)
---------------------------------------------------------------------------------------------------------------------------
7,035,000      Federal Home Loan Bank                                            1.625      4/15/2005        7,066,840
8,625,000      Federal National Mortgage Association                              1.75      3/30/2006        8,533,929
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      15,600,769

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

(c) Security incorporates a letter of credit from a major bank.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Series


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Money Market Series


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005